STOCK-BASED COMPENSATION. (Details 3) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total stock-based compensation expense	$ 2,103	$ 2,579	$ 3,438	$ 3,828	$ 2,616
Employees [Member]
Total stock-based compensation expense			2,905	3,303	2,173
Non-Employees [Member]
Total stock-based compensation expense			$ 533	$ 525	$ 443